ALLEGIANCE
                                INVESTMENT TRUST


                                  ANNUAL REPORT


                                OCTOBER 31, 1999










                                       VH

                           ALLEGIANCE INVESTMENT TRUST

                                TABLE OF CONTENTS


ALLEGIANCE AMERICAN VALUE FUND
  Shareholder Letter........................................................   2
  Investment Portfolio......................................................   4
  Statement of Assets and Liabilities.......................................   7
  Statement of Operations...................................................   8
  Statement of Changes in Net Assets........................................   9
  Financial Highlights......................................................  10

ALLEGIANCE CALIFORNIA TAX-FREE INTERMEDIATE BOND FUND
  Shareholder Letter........................................................  11
  Investment Portfolio......................................................  13
  Statement of Assets and Liabilities.......................................  15
  Statement of Operations...................................................  16
  Statement of Changes in Net Assets........................................  17
  Financial Highlights......................................................  18

ALLEGIANCE INVESTMENT TRUST
  Notes to Financial Statements.............................................  19

                         ALLEGIANCE AMERICAN VALUE FUND


December 7, 1999

Dear Shareholder:

The American Value Fund posted a negative return of 12.4% since its inception on May 7, 1999, through October 31, 1999. By comparison, the Russell Mid Cap Value Index declined 8.6% during the same period.

The Fund's disappointing return reflects factors that we believe are short term in nature. Foremost has been the general lack of enthusiasm in the market for medium-sized U.S. companies. This is evidenced by the wide gap in the valuations between mid-sized stocks and an ever-narrowing list of large growth companies. This sentiment has been compounded since mid-summer by the Federal Reserve
Board's three interest rate boosts aimed at containing economic growth. Investors, fearing a slowing economy, shunned all but the perceived safest areas of today's market - a small list of large growth and technology companies.

We continue to believe strongly that the stocks of many neglected mid-sized companies represent outstanding long-term values at today's prices. Our analysis of potential return on investment compared to potential investment risk continues to lead us toward favoring these well-managed, medium-sized companies with demonstrated earnings growth. In particular, we are finding some outstanding values within the financial services and consumer staples groups.

Although recent performance has been disappointing, patient investors in the Allegiance American Value Fund should be well rewarded in the years ahead. History shows clearly how groups of good stocks fall from favor only to rise again when most investors least expect such change. We cannot predict when the portfolio's holdings will gain favor with other investors and begin to reflect valuation measures more typical of their prospects. In the meantime, we will continue to position the Fund in very promising businesses that sell at attractive prices. In our experience, these are two key tenets to profitable long-term investing.

Thank you for your continued patience and confidence.

Sincerely,

/s/ Russell D. Kartub

Russell D. Kartub
Portfolio Manager of American Value Fund

                         ALLEGIANCE AMERICAN VALUE FUND

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE ALLEGIANCE AMERICAN VALUE FUND AND THE RUSSELL MID CAP VALUE INDEX

                                  Total Returns
                         Periods Ended October 31, 1999

             Cumulative Since Inception (May 7, 1999)...-12.43%


                          Russell Mid Cap Value Index        American Value Fund
                          ---------------------------        -------------------
May-7-99                             10,000                         10,000
May-99                                9,825                          9,731
Jun-99                                9,937                          9,927
Jul-99                                9,689                          9,680
Aug-99                                9,354                          9,172
Sep-99                                8,880                          8,597
Oct-99                                9,142                          8,757

Past performance is not predictive of future performance. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Russell Mid Cap Value Index is comprised of securities in the Russell Mid Cap Index with less than average growth orientations, including lower price-to-book and price-to earnings ratios. The Russell Mid Cap Index is a widely used benchmark of the mid-cap universe.

                         ALLEGIANCE AMERICAN VALUE FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 1999
--------------------------------------------------------------------------------
 Shares    COMMON STOCKS - 89.0%                                       Value
--------------------------------------------------------------------------------
           BASIC MATERIALS 5.2%
   4,000   Goodyear Tire & Rubber Co.............................   $   165,250
  12,500   Louisiana - Pacific Corp..............................       158,594
  10,800   Reliance Steel & Aluminum Company.....................       226,800
                                                                    -----------
                                                                        550,644
                                                                    -----------
           BUILDING AND CONSTRUCTION 1.9%
   9,000   Sherwin-Williams Co...................................       201,375
                                                                    -----------
           CAPITAL GOODS 6.6%
   6,500   Crown Cork & Seal Co., Inc............................       155,594
   3,000   Fluor Corp............................................       119,625
   7,500   Hubbell, Inc. Class B.................................       207,656
   6,500   ITT Industries, Inc...................................       222,219
                                                                    -----------
                                                                        705,094
                                                                    -----------
           CHEMICALS 5.6%
   7,000   Air Products & Chemicals, Inc.........................       192,500
   2,000   Avery Dennison Corp...................................       125,000
   6,000   Praxair, Inc..........................................       280,500
                                                                    -----------
                                                                        598,000
                                                                    -----------
           COMMUNICATION SERVICES 1.6%
   2,200   GTE Corp..............................................       165,000
                                                                    -----------
           CONSUMER CYCLICAL 6.9%
   2,500   Fleetwood Enterprises, Inc............................        54,531
  27,000   Mattel, Inc...........................................       361,125
   3,000   May Department Stores, Co.............................       104,063
   7,000   V F Corp..............................................       210,437
                                                                    -----------
                                                                        730,156
                                                                    -----------
           CONSUMER STAPLES 11.3%
   7,000   Albertson's, Inc......................................       254,187
  12,000   Bowne & Co., Inc......................................       133,500
   1,800   Cardinal Health, Inc..................................        77,625
   3,000   Clorox Co.............................................       122,813
   2,500   ConAgra, Inc..........................................        65,156

See accompanying Notes to Financial Statements.

                         ALLEGIANCE AMERICAN VALUE FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 1999
--------------------------------------------------------------------------------
 Shares    COMMON STOCKS - continued                                   Value
--------------------------------------------------------------------------------
           CONSUMER STAPLES, CONTINUED
   5,000   Kimberly-Clark Corp...................................   $   315,625
   6,500   McKesson HBOC, Inc....................................       130,406
   5,000   Supervalu, Inc........................................       105,000
                                                                    -----------
                                                                      1,204,312
                                                                    -----------
           ENERGY 13.5%
   3,500   Burlington Resources, Inc.............................       122,062
  10,000   EOG Resources, Inc....................................       208,125
   7,600   Halliburton Co........................................       286,425
   4,800   Lubrizol Corporation..................................       123,000
   9,500   Occidental Petroleum Corp.............................       216,719
   5,600   Phillips Petroleum Co.................................       260,400
   5,000   Texas Pacific Land Trust..............................       217,500
                                                                    -----------
                                                                      1,434,231
                                                                    -----------
           FINANCIAL SERVICES 19.4%
  10,000   Allstate Corp.........................................       287,500
   4,000   A O N Corp............................................       142,000
   4,697   Bank One Corp.........................................       176,431
   4,000   Edwards A.G., Inc.....................................       120,250
   5,000   Fannie Mae............................................       353,750
   3,600   MBIA, Inc.............................................       205,425
   4,800   Metris Companies, Inc.................................       165,300
   6,000   UnumProvident Corp....................................       197,625
   2,000   Wachovia Corp.........................................       172,500
   6,720   Washington Mutual, Inc................................       241,500
                                                                    -----------
                                                                      2,062,281
                                                                    -----------
           REAL ESTATE INVESTMENT TRUST 2.1%
   9,674   BRE Properties, Inc., Class A.........................       219,479
                                                                    -----------
           TECHNOLOGY 7.3%
   2,700   Boeing Co.............................................       124,369
   5,500   Compaq Computer Corp..................................       104,500
   6,000   Electronic Data Systems Corp..........................       351,000
   7,000   Xerox Corp............................................       196,000
                                                                    -----------
                                                                        775,869
                                                                    -----------

See accompanying Notes to Financial Statements.

                         ALLEGIANCE AMERICAN VALUE FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 1999
--------------------------------------------------------------------------------
 Shares    COMMON STOCKS - continued                                   Value
--------------------------------------------------------------------------------
           TRANSPORTATION & SERVICES 2.9%
   9,000   Norfolk Southern Corp.................................   $   219,938
   1,500   Union Pacific Corp....................................        83,625
                                                                    -----------
                                                                        303,563
                                                                    -----------
           UTILITIES 4.7%
   4,000   American Water Works Co., Inc.........................       116,750
   3,500   El Paso Energy Corp...................................       143,500
   3,000   FPL Group, Inc........................................       150,938
   2,500   Hawaiian Electric Industries, Inc.....................        84,531
                                                                    -----------
                                                                        495,719
                                                                    -----------
           Total Common Stocks (Cost $ 8,641,407)................     9,445,723
                                                                    -----------
Principal
  Amount   SHORT-TERM INVESTMENTS: 11.0%
--------------------------------------------------------------------------------
           MONEY MARKETS 0.0%
$     51   UMB Money Market Fiduciary (Cost $51).................            51
                                                                    -----------
           U.S. TREASURY OBLIGATIONS 5.8%
 619,000   U.S. Treasury Bill, due 12/02/1999 (Cost $616,641)....       616,641
                                                                    -----------
           COMMERCIAL PAPER 5.2%
 179,200   American Express Credit Corp., 5.25% due 11/09/99.....       178,965
 179,200   Ford Motor Credit Co., 5.25% due 11/04/99.............       179,095
 200,200   General Electric Capital Corp., 5.20% due 11/02/99....       200,142
                                                                    -----------
           Total Commercial Paper (Cost $558,202)................       558,202
                                                                    -----------
           Total Short-Term Investments (Cost $1,174,894)........     1,174,894
                                                                    -----------
           Total investments 100.0% (cost $9,816,301)............    10,620,617
           Liabilities in excess of Other Assets: (0.0%).........        (3,071)
                                                                    -----------
           Net Assets: 100.0%....................................   $10,617,546
                                                                    ===========

See accompanying Notes to Financial Statements.

                         ALLEGIANCE AMERICAN VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 1999
--------------------------------------------------------------------------------
ASSETS
  Investments, at value (Cost $9,816,301)........................   $10,620,617
                                                                    -----------
  Dividends receivable...........................................        12,661
                                                                    -----------
      Total Assets...............................................    10,633,278
                                                                    -----------
LIABILITIES
  Accrued expenses...............................................        15,732
                                                                    -----------
      Total Liabilities..........................................        15,732
                                                                    -----------
NET ASSETS.......................................................   $10,617,546
                                                                    ===========
COMPOSITION OF NET ASSETS
Paid-in capital..................................................   $ 9,747,800
Undistributed net investment income..............................        71,511
Accumulated net realized loss on investment transactions.........        (6,081)
Net unrealized appreciation of investments.......................       804,316
                                                                    -----------
NET ASSETS.......................................................   $10,617,546
                                                                    ===========
Shares outstanding (unlimited number of
  shares authorized, $0.01 par value)............................       891,693
                                                                    ===========
Net asset value, offering and redemption price per share.........   $     11.91
                                                                    ===========

See accompanying Notes to Financial Statements.

                         ALLEGIANCE AMERICAN VALUE FUND

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                                  May 7, 1999*
                                                                       to
                                                                October 31, 1999
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income (net of withholding taxes of $1,541)............   $   109,434
Interest income.................................................        37,066
                                                                   -----------
      Total investment income...................................       146,500
                                                                   -----------
EXPENSES
Management fees.................................................        40,379
Administration fees.............................................        20,189
Distribution fees...............................................        14,421
                                                                   -----------
      Total expenses............................................        74,989
                                                                   -----------
NET INVESTMENT INCOME...........................................        71,511
                                                                   -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments................................        (6,081)
Change in unrealized appreciation on investments................    (1,584,652)
                                                                   -----------
      Net realized and unrealized loss on investments...........    (1,590,733)
                                                                   -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............   $(1,519,222)
                                                                   ===========

* Commencement of the Fund.

See accompanying Notes to Financial Statements.

                         ALLEGIANCE AMERICAN VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                  May 7, 1999*
                                                                       to
                                                                October 31, 1999
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income...........................................   $    71,511
Net realized loss on investments................................        (6,081)
Change in net unrealized appreciation on investments............    (1,584,652)
                                                                   -----------
      DECREASE IN NET ASSETS FROM OPERATIONS....................    (1,519,222)
                                                                   -----------
CAPITAL SHARE TRANSACTIONS
Initial capitalization..........................................    12,291,651
Proceeds from shares sold.......................................       924,279
Cost of shares redeemed.........................................    (1,079,162)
                                                                   -----------
      INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS....    12,136,768
                                                                   -----------

Total increase in net assets....................................    10,617,546
                                                                   -----------
NET ASSETS
      Beginning of period.......................................            --
                                                                   -----------
      END OF PERIOD.............................................   $10,617,546
                                                                   ===========
CAPITAL SHARE ACTIVITY
Initial capitalization..........................................       903,489
Shares sold.....................................................        67,932
Shares redeemed.................................................       (79,728)
                                                                   -----------
      Net share activity........................................       891,693
                                                                   ===========

* Commencement of the Fund.

See accompanying Notes to Financial Statements.

                         ALLEGIANCE AMERICAN VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  May 7, 1999*
                                                                      to
                                                                October 31, 1999
--------------------------------------------------------------------------------
Net asset value, beginning of period............................   $     13.60
                                                                   -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income...........................................          0.08
Net realized and unrealized loss on investments.................         (1.77)
                                                                   -----------
      Total from investment operations..........................         (1.69)
                                                                   -----------
Net asset value, end of period..................................   $     11.91
                                                                   ===========
Total return....................................................        (12.43%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)........................   $    10,618
Average net assets (in thousands)...............................   $    11,895
Ratio of expenses to average net assets**.......................          1.29%
Ratio of net investment income to average net assets**..........          1.23%

Portfolio turnover rate.........................................         25.16%

* Commencement of the Fund.

** Annualized.

See accompanying Notes to Financial Statements.

              ALLEGIANCE CALIFORNIA TAX-FREE INTERMEDIATE BOND FUND


December 7, 1999

Dear Shareholder:

Since its inception on May 7, 1999,  the Fund posted a negative  total return of
1.18 percent through October 31, 1999. While down, this compared favorably with most bond indices which declined noticeably. For example, between April 30 and October 31 the Lipper California Intermediate Municipal Index declined 2.25 percent and the Lehman 10-year Municipal Index fared even worse and was down
2.62 percent.

The Fund's performance reflects the difficult environment for bonds during 1999. Since the fund's inception the Federal Reserve Board has raised its target for short-term interest rates three times hoping to slow the strong economy.
However, the domestic economy continues to be supported by strong consumer demand, and foreign economies are recovering from the problems of 1998. Only time will tell whether recent Fed action will be sufficient to quell inflationary fears and reinvigorate the bond market.

The Fund's relatively favorable performance results from keeping the average maturity short, a defensive strategy in the face of rising interest rates. Normally a short-term maturity means that when interest rates rise a bond portfolio's price falls less than that of a longer-term portfolio. The Fund plans to maintain its average maturity between five and ten years, and on October 31, 1999 the Fund's average maturity was 6.8 years. Bonds were well diversified among a variety of sectors in the California economy with an average quality rating of Aa by Moody's Investor Service.

Rather than extend maturities at this point, the Fund is maintaining short-term holdings for later reinvestment at hopefully higher rates than those currently available. We believe this strategy of emphasizing undervalued shorter-term bonds in good quality sectors while maintaining higher than average reserves for future reinvestment will serve the Fund's shareholders well in coming months.

Sincerely,


/s/ Celia R. Vorsanger

Celia R. Vorsanger
Portfolio Manager of California Tax-Free Intermediate Bond Fund

              ALLEGIANCE CALIFORNIA TAX-FREE INTERMEDIATE BOND FUND

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
          ALLEGIANCE CALIFORNIA TAX-FREE INTERMEDIATE BOND FUND AND THE
               LIPPER CALIFORNIA INTERMEDIATE MUNICIPAL BOND INDEX

                                  Total Returns
                          Period Ended October 31, 1999

              Cumulative Since Inception (May 7, 1999).... -1.18%

              Lipper CA Intermediate Muni Index    CA Tax-Free Intermediate Bond
              ---------------------------------    -----------------------------
May-7-99                  10,000                              10,000
May-99                     9,952                               9,972
Jun-99                     9,824                               9,889
Jul-99                     9,873                               9,940
Aug-99                     9,839                               9,900
Sep-99                     9,869                               9,951
Oct-99                     9,789                               9,882

Past performance is not predictive of future performance. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. As the Fund commenced operations on May 7, 1999, an average return is used for the Lipper CA Intermediate Muni Index.

The Lipper California Intermediate Municipal Bond Index consists of funds with at least 65% of their assets in municipal debt issues, with dollar-weighted maturities of five to ten years, that are exempt for taxation in California.

              ALLEGIANCE CALIFORNIA TAX-FREE INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 1999
--------------------------------------------------------------------------------------------
Par Value  Municipal Bonds - 87.5%                                                 Value
--------------------------------------------------------------------------------------------
 $ 30,000  Anaheim California Electric Revenue, 4.900% due 10/01/2003..........  $    30,525
           California Educational FACS Authority Claremont McKenna
   20,000   College Revenue, 3.700% due 11/01/2006.............................       18,775
           California Educational FACS Authority Pepperdine University,
   20,000   2.900% Series A, due 11/01/2000....................................       19,862
           California Public Works Board Prison Susanville Lease Revenue,
   25,000   4.900% Series D, due 06/01/2004....................................       25,406
           California Statewide Communities Development Authority Water &
   15,000   Waste Revenue, 3.900% Series A, due 10/01/2006.....................       14,269
           Contra Costa County California Public Financing Authority Tax
            Allocation Revenue Pleasant Hill, BART ETC REDEV, 4.400%
   10,000   due 08/01/2006.....................................................        9,638
           Contra Costa County California Public Financing Authority Tax
            Allocation Revenue Pleasant Hill, BART ETC REDEV, 4.700%
   30,000   due 08/01/2009.....................................................       28,350
           Corona California Public Financing Authority Superior Lien Revenue,
   15,000    3.900% Series A, due 09/01/2004...................................       14,644
           Emeryville California Public Financing Authority Shellmound Park
            Redevelopment & Housing Project Revenue, 4.500% Series B,
   25,000   due 09/01/2009.....................................................       23,625
           Imperial Irrigation District California Electric Revenue, 4.250%
   25,000   due 11/01/2006.....................................................       24,281
           Los Angeles California Department of Water & Electric Plant Revenue,
    5,000   5.400% due11/15/2012...............................................        5,025
           Los Angeles County Municipal IMPT Corperation Sanitation
   10,000   Equipment Charge Revenue, 4.600% Series B, due 02/01/2006..........        9,950
           Los Angeles California State Building Authority Lease Revenue,
   25,000   5.250% Series A, due 10/01/2013....................................       24,219
           Los Angeles County California Financing Authority Sanitation
            District Capital Projects Revenue, 5.375% Series A,
   15,000   due 10/01/2013.....................................................       14,888
           Los Angeles County Flood Control District, 5.100%
    5,000   due 11/01/1999.....................................................        5,000
           Mission Viejo California Development Authority Community
   20,000   Facilities District # 92-1, 4.500% Series C, due 08/01/2003........       19,650

See accompanying Notes to Financial Statements.

              ALLEGIANCE CALIFORNIA TAX-FREE INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 1999
--------------------------------------------------------------------------------------------
Par Value                                                                          Value
--------------------------------------------------------------------------------------------
           Monterey County California Natividad Medical Center Improvement,
    5,000   4.375% Series E, due 08/01/2008....................................  $     4,800
           Pico Rivera California Water Authority Water System Project Revenue,
   10,000   3.750% Series A, due 05/01/2004....................................        9,712
           Rancho California Water district Financing Authority Revenue,
   20,000   5.100% due 08/01/2009..............................................       20,050
           Rocklin California Unified School District Community Facilities
   25,000   District Special Tax # 1, 4.100% due 09/01/2009....................       23,125
   15,000  Roseville California City School District, 4.100% due 09/01/2008....       14,156
           Sacramento County California Financing Authority Sanitation
   25,000   District Revenue, 5.125% due 12/01/2013............................       24,094
           San Bernardino California Finance Authority Department of
   20,000   Transportation Lease Revenue, 4.400% Series A, due 12/01/1999......       20,013
           San Francisco California City & County International Airports
   15,000   Commission, 4.875% Series 2, due 05/01/2015 .......................       13,669
           South Orange County California Community College, 3.800%
   10,000   due 08/01/2005.....................................................        9,600
           University of California Multiple Purpose Projects Revenue, 4.500%
    5,000   Series B, due 09/01/2004...........................................        5,019
           Vallejo California Water Parity Improvement Project Revenue, 4.600%
   15,000   Series A, due 05/01/2007...........................................       14,831
                                                                                 -----------
           Total Municipal Bonds (Cost $459,922)...............................      447,176
                                                                                 -----------

           U.S. TREASURY OBLIGATIONS - 11.5%
--------------------------------------------------------------------------------------------
   59,000  U.S. Treasury Bill, due 12/02/99 (Cost $58,768).....................       58,768
                                                                                 -----------
           Total Investments 99.0% (Cost $518,690).............................      505,944
           Other Assets in excess of Liabilities: (1.0%).......................        4,974
                                                                                 -----------
           Net Assets: 100.0% .................................................  $   510,918
                                                                                 ===========

See accompanying Notes to Financial Statements.

              ALLEGIANCE CALIFORNIA TAX-FREE INTERMEDIATE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 1999
--------------------------------------------------------------------------------
ASSETS
  Investments, at value (Cost $518,690)..........................   $   505,944
  Cash...........................................................         1,123
  Interest receivable............................................         5,970
                                                                    -----------
         Total Assets............................................       513,037
                                                                    -----------
LIABILITIES
  Distributions payable..........................................         1,638
  Accrued expenses...............................................           481
                                                                    -----------
         Total Liabilities.......................................         2,119
                                                                    -----------
NET ASSETS.......................................................   $   510,918
                                                                    ===========
COMPOSITION OF NET ASSETS
Paid-in capital..................................................   $   523,679
Accumulated net realized loss on investment transactions.........           (15)
Net unrealized depreciation of investments.......................       (12,746)
                                                                    -----------
NET ASSETS.......................................................   $   510,918
                                                                    ===========
Shares outstanding (unlimited number of
  shares authorized, $0.01 par value)............................        52,579
                                                                    ===========
Net asset value, offering and redemption price per share.........   $      9.72
                                                                    ===========

See accompanying Notes to Financial Statements.

              ALLEGIANCE CALIFORNIA TAX-FREE INTERMEDIATE BOND FUND

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                                  May 7, 1999*
                                                                       to
                                                                October 31, 1999
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income.................................................   $     9,217
                                                                   -----------
      Total investment income...................................         9,217
                                                                   -----------
EXPENSES
Management fees.................................................           658
Administration fees.............................................           220
Distribution fees...............................................           548
                                                                   -----------
      Total expenses............................................         1,426
                                                                   -----------
NET INVESTMENT INCOME...........................................         7,791

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments................................           (15)
Net unrealized depreciation on investments......................       (12,746)
                                                                   -----------
      Net realized and unrealized loss on investments...........       (12,761)
                                                                   -----------
Net decrease in net assets resulting from operations............   $    (4,970)
                                                                   ===========

* Commencement of the Fund.

See accompanying Notes to Financial Statements.

              ALLEGIANCE CALIFORNIA TAX-FREE INTERMEDIATE BOND FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                  May 7, 1999*
                                                                       to
                                                                October 31, 1999
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income...........................................   $     7,791
Net realized loss on investments................................           (15)
Net unrealized depreciation on investments......................       (12,746)
                                                                   -----------
      DECREASE IN NET ASSETS FROM OPERATIONS....................        (4,970)
                                                                   -----------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income...........................................        (7,791)
                                                                   -----------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS.......................        (7,791)
                                                                   -----------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold.......................................       535,150
Dividend reinvestments..........................................         3,529
Cost of shares redeemed.........................................       (15,000)
                                                                   -----------
      INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS....       523,679
                                                                   -----------
Total increase in net assets....................................       510,918
                                                                   -----------
NET ASSETS
      Beginning of period.......................................            --
                                                                   -----------
      End of period.............................................   $   510,918
                                                                   ===========
CAPITAL SHARE ACTIVITY
Shares sold ....................................................        53,749
Shares issued for reinvestment of distributions.................           359
Shares redeemed.................................................        (1,529)
                                                                   -----------
      Net share activity........................................        52,579
                                                                   ===========

* Commencement of the Fund.

See accompanying Notes to Financial Statements.

              ALLEGIANCE CALIFORNIA TAX-FREE INTERMEDIATE BOND FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  May 7, 1999*
                                                                       to
                                                                October 31, 1999
--------------------------------------------------------------------------------
Net asset value, beginning of period............................   $     10.00
                                                                   -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................................          0.16
Net realized and unrealized loss on investments.................         (0.28)
                                                                   -----------
      Total from investment operations..........................         (0.12)
                                                                   -----------
LESS DISTRIBUTIONS:
Net investment income...........................................         (0.16)
                                                                   -----------
      Total distributions.......................................         (0.16)
                                                                   -----------
Net asset value, end of period..................................   $      9.72
                                                                   ===========
Total return....................................................         (1.18%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)........................   $       511
Average net assets (in thousands)...............................   $       453
Ratio of expenses to average net assets**.......................          0.65%
Ratio of net investment income to average net assets**..........          3.53%

Portfolio turnover rate.........................................          2.71%


* Commencement of the Fund.

** Annualized.

See accompanying Notes to Financial Statements.

                           ALLEGIANCE INVESTMENT TRUST


NOTES TO FINANCIAL STATEMENTS AT OCTOBER 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION

Allegiance Investment Trust (the "Trust"), was organized as a business trust under the laws of the Commonwealth of Delaware on October 12, 1997. The Trust presently consists of three separate series: Allegiance Intermediate-Term Bond Fund, Allegiance California Tax-Free Intermediate Bond Fund (the "Bond Fund") and Allegiance American Value Fund (the "Value Fund"). The Bond Fund is a non-diversified fund and the Value Fund is a diversified fund, as such terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Allegiance Intermediate Term Bond Fund has not commenced operations.

The Bond Fund and Value Fund commenced operations on May 7, 1999. The Board of Trustees of the Trust approved an Agreement and Plan of Reorganization ("Reorganization Plan") for a tax free reorganization whereby substantially all of the assets of the Van Deventer & Hoch American Value Fund were to be acquired by the Value Fund. The Reorganization Plan was approved by applicable shareholders on April 19, 1999. In accordance with Reorganization Plan, on May 7, 1999, investments with a cost basis of $10,440,389 and unrealized appreciation of $2,388,967 were received by the Value Fund as its capitalization in exchange for issuance of 903,489 new shares.

The Bond Fund seeks to provide investors with high current income exempt from both federal and California personal income taxes while striving to preserve investors' capital. The Value Fund seeks to provide long-term growth of capital and above average current income with investments primarily in equity securities of U.S. companies (I.E. companies with at least a five-year operating history) which, in the opinion of the Fund's advisor, are undervalued by the market.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

SECURITY VALUATION

The Funds' investments are carried at value. Securities listed on a securities exchange are valued at the last sales price on such exchange or system on the day of valuation, or, if there was no sale on such day, at the mean between the last bid and asked price on such day. Fixed income securities are valued on the basis of valuations received from a pricing service. Short-term obligations are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees.

FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

                           ALLEGIANCE INVESTMENT TRUST

--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of the Bond Fund are accrued daily and paid monthly. Dividends from net investment income of the Value Fund are declared and paid annually. Distributions of net realized gains for both Funds, if any, will be declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

SECURITY TRANSACTIONS AND NET INVESTMENT INCOME

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Expenses are recorded on the accrual basis.

ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

Van Deventer & Hoch (the "Advisor") acts as the Investment Advisor to the Fund. As Investment Advisor, Van Deventer & Hoch has responsibility for all investment advisory services of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.30% of the average daily net assets of the Bond Fund and 0.70% of the average daily net assets for the Value Fund.

ADMINISTRATIVE SERVICE FEES

Pursuant to an Administrative Services Agreement, Van Deventer & Hoch (the "Administrator") provides certain administration services to the Funds. In consideration of the services provided by the Administrator, the Administrator receives from the Funds a fee computed daily and paid monthly at an annual rate equal to 0.10% of average daily net assets of the Bond Fund and 0.35% of average daily net assets for the Value Fund. This fee arrangement requires the administrator to absorb and pay out of its own resources all operating expenses that exceed an annual rate of 1.30% for the American Value Fund and 0.65% for the Bond Fund.

                           ALLEGIANCE INVESTMENT TRUST

--------------------------------------------------------------------------------

DISTRIBUTION FEES

The Funds have adopted a Distribution Plan (the "Distribution Plan") in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Funds shall pay distribution fees, including payments to the Distributor, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds.

4. INVESTMENT TRANSACTIONS

The  aggregate   purchases  and  sales  of  securities,   excluding   short-term
investments, for the Funds during the period from May 7, 1999 (commencement of operations) through October 31, 1999 is summarized below:

                                                        Bond Fund     Value Fund
                                                        ---------     ----------
Purchases                                               $ 444,847     $3,305,385
Sales                                                       9,933      2,553,298

At  October  31,  1999,  gross  unrealized   appreciation  and  depreciation  of
investments, based on cost for Federal income tax purposes of $518,499 and $9,816,301 respectively for the Bond Fund and Value Fund were as follows:

                                                        Bond Fund     Value Fund
                                                        ---------     ----------
Appreciation                                            $       1     $1,488,202
Depreciation                                               12,747        683,886

Net appreciation (depreciation) on investments          $ (12,746)    $  804,316

To the Shareholders and Board of Trustees of Allegiance Investment Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Allegiance American Value Fund and the Allegiance California Tax-Free Intermediate Bond Fund (constituting the Allegiance Investment Trust, hereafter referred to as the "Trust") at October 31, 1999, the results of each of their operations, the changes in each of their net assets and each of their financial highlights for the period May 7, 1999 (commencement of operations) through October 31, 1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial presentation. We believe our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Los Angeles, California
November 30, 1999

                                     ADVISER
                               Van Deventer & Hoch
                        800 North Brand Blvd., Suite 300
                               Glendale, CA 91203

                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018

                                    CUSTODIAN
                           United Missouri Bank, N.A.
                                 928 Grand Blvd.
                              Kansas City, MO 64106

                                 TRANSFER AGENT
                        National Financial Data Services
                               330 West 9th Street
                              Kansas City, MO 64105

                                    AUDITORS
                          Pricewaterhouse Coopers, LLP
                               400 South Hope St.
                              Los Angeles, CA 90071

                                  LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.